Vessels, Port Terminal and Other Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2014
Vessels, Port Terminals, Tanker Vessels, Barges, Push boats and other fixed assets

Vessels	Cost	Accumulated	Net Book
		Depreciation	Value
Balance December 31, 2011	$1,600,803	$(185,578)	$1,415,225
Additions	102,306	(63,737)	38,569
Disposals	(71,209)	4,141	(67,068)
Balance December 31, 2012	1,631,900	(245,174)	1,386,726
Additions	85,699	(63,287)	22,412
Balance December 31, 2013	1,717,599	(308,461)	1,409,138
Additions	123,541	(68,333)	55,208
Balance December 31, 2014	$1,841,140	$(376,794)	$1,464,346

Port Terminals (Navios Logistics)	Cost	Accumulated	Net Book
		Depreciation	Value
Balance December 31, 2011	$74,336	$(11,466)	$62,870
Additions	4,153	(2,785)	1,368
Balance December 31, 2012	78,489	(14,251)	64,238
Additions	24,563	(2,853)	21,710
Write-off	(22)	22	—
Balance December 31, 2013	103,030	(17,082)	85,948
Additions	3,369	(3,385)	(16)
Balance December 31, 2014	$106,399	$(20,467)	$85,932

Tanker vessels, barges and push boats (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2011	$340,990	$(58,015)	$282,975
Additions	19,225	(19,383)	(158)
Restructure of capital lease	(4,590)	—	(4,590)
Balance December 31, 2012	355,625	(77,398)	278,227
Additions	9,971	(16,384)	(6,413)
Transfers	3,030	—	3,030
Balance December 31, 2013	368,626	(93,782)	274,844
Additions	96,387	(17,355)	79,032
Write-off	(47)	—	(47)
Balance December 31, 2014	$464,966	$(111,137)	$353,829

Other fixed assets	Cost	Accumulated	Net Book
		Depreciation	Value
Balance December 31, 2011	$10,098	$(3,222)	$6,876
Additions	2,832	(903)	1,929
Disposals	(37)	—	(37)
Balance December 31, 2012	12,893	(4,125)	8,768
Additions	2,837	(1,048)	1,789
Transfers	(3,030)	—	(3,030)
Balance December 31, 2013	12,700	(5,173)	7,527
Additions	887	(1,378)	(491)
Write-off	(161)	161	—
Balance December 31, 2014	$13,426	$(6,390)	$7,036

Total	Cost	Accumulated	Net Book
		Depreciation	Value
Balance December 31, 2011	$2,026,227	$(258,281)	$1,767,946
Additions	128,516	(86,808)	41,708
Disposals	(71,246)	4,141	(67,105)
Restructure of capital lease	(4,590)	—	(4,590)
Balance December 31, 2012	2,078,907	(340,948)	1,737,959
Additions	123,070	(83,572)	39,498
Write-off	(22)	22	—
Balance December 31, 2013	2,201,955	(424,498)	1,777,457
Additions	224,184	(90,451)	133,733
Write-off	(208)	161	(47)
Balance December 31, 2014	$2,425,931	$(514,788)	$1,911,143